Concentration of Risk (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Concentration of Risk [Line Items]
Cash (in Dollars)	$ 694,166
Customer Concentration Risk [Member] | Customer A [Member] | Revenue Benchmark [Member]
Concentration of Risk [Line Items]
Percentage of concentration risk	26.84%	22.23%	52.41%
Customer Concentration Risk [Member] | Customer A [Member] | Accounts Receivable [Member]
Concentration of Risk [Line Items]
Percentage of concentration risk	33.60%	13.11%
Customer Concentration Risk [Member] | Customer B [Member] | Revenue Benchmark [Member]
Concentration of Risk [Line Items]
Percentage of concentration risk	48.75%	56.37%	21.42%
Customer Concentration Risk [Member] | Customer B [Member] | Accounts Receivable [Member]
Concentration of Risk [Line Items]
Percentage of concentration risk	66.40%	86.96%	32.65%
Customer Concentration Risk [Member] | Customer C [Member] | Revenue Benchmark [Member]
Concentration of Risk [Line Items]
Percentage of concentration risk	24.39%	17.43%
Customer Concentration Risk [Member] | Customer C [Member] | Accounts Receivable [Member]
Concentration of Risk [Line Items]
Percentage of concentration risk			62.31%
Customer Concentration Risk [Member] | Customer A [Member] | Accounts Receivable [Member]
Concentration of Risk [Line Items]
Percentage of concentration risk		13.10%
Customer Concentration Risk [Member] | Customer B [Member] | Accounts Receivable [Member]
Concentration of Risk [Line Items]
Percentage of concentration risk		86.90%
Supplier Concentration Risk [Member] | Supplier A [Member] | Total purchase [Member]
Concentration of Risk [Line Items]
Percentage of concentration risk	38.94%	45.68%	59.56%
Supplier Concentration Risk [Member] | Supplier A [Member] | Accounts Payable [Member]
Concentration of Risk [Line Items]
Percentage of concentration risk	31.44%	48.21%
Supplier Concentration Risk [Member] | Supplier C [Member] | Total purchase [Member]
Concentration of Risk [Line Items]
Percentage of concentration risk	13.26%	12.57%	11.61%
Supplier Concentration Risk [Member] | Supplier C [Member] | Accounts Payable [Member]
Concentration of Risk [Line Items]
Percentage of concentration risk		10.55%
Supplier Concentration Risk [Member] | Supplier G [Member] | Total purchase [Member]
Concentration of Risk [Line Items]
Percentage of concentration risk	10.59%	10.48%
Supplier Concentration Risk [Member] | Supplier G [Member] | Accounts Payable [Member]
Concentration of Risk [Line Items]
Percentage of concentration risk	13.03%
Supplier Concentration Risk [Member] | Supplier I [Member] | Total purchase [Member]
Concentration of Risk [Line Items]
Percentage of concentration risk	12.28%
Supplier Concentration Risk [Member] | Supplier I [Member] | Accounts Payable [Member]
Concentration of Risk [Line Items]
Percentage of concentration risk
Supplier Concentration Risk [Member] | Supplier H [Member] | Total purchase [Member]
Concentration of Risk [Line Items]
Percentage of concentration risk
Supplier Concentration Risk [Member] | Supplier H [Member] | Accounts Payable [Member]
Concentration of Risk [Line Items]
Percentage of concentration risk	24.17%	17.22%
Supplier Concentration Risk [Member] | Supplier J [Member] | Total purchase [Member]
Concentration of Risk [Line Items]
Percentage of concentration risk
Supplier Concentration Risk [Member] | Supplier J [Member] | Accounts Payable [Member]
Concentration of Risk [Line Items]
Percentage of concentration risk	10.20%
Supplier Concentration Risk [Member] | Supplier F [Member] | Total purchase [Member]
Concentration of Risk [Line Items]
Percentage of concentration risk		10.68%
Supplier Concentration Risk [Member] | Supplier F [Member] | Accounts Payable [Member]
Concentration of Risk [Line Items]
Percentage of concentration risk		10.47%
Supplier Concentration Risk [Member] | Supplier B [Member] | Total purchase [Member]
Concentration of Risk [Line Items]
Percentage of concentration risk			13.83%
Supplier Concentration Risk [Member] | Supplier B [Member] | Accounts Payable [Member]
Concentration of Risk [Line Items]
Percentage of concentration risk
Supplier Concentration Risk [Member] | Supplier D [Member] | Total purchase [Member]
Concentration of Risk [Line Items]
Percentage of concentration risk
Supplier Concentration Risk [Member] | Supplier D [Member] | Accounts Payable [Member]
Concentration of Risk [Line Items]
Percentage of concentration risk			42.65%
Supplier Concentration Risk [Member] | Supplier E [Member] | Total purchase [Member]
Concentration of Risk [Line Items]
Percentage of concentration risk
Supplier Concentration Risk [Member] | Supplier E [Member] | Accounts Payable [Member]
Concentration of Risk [Line Items]
Percentage of concentration risk			57.35%